Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) (Details) € in Millions	Jun. 30, 2020 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Available undrawn amount of credit facilities	€ 6,155
Investments at fair value	4,337
Cash	2,784
Cash equivalents	3,247
Liquidity position	€ 16,523